Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2012
Non-U.S.Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Non-U.S. Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to reflect a reduction in the advisory fee waiver.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in non-U.S. securities. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may also invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, or through the use of various instruments, including futures, options, swaps, forwards and short-term investments. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment for certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
		Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund fluctuates and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.

        The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the index returns that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund’s primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). The International Developed Markets Linked Benchmark represents the returns of the MSCI EAFE Index (net) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark.
		Past performance is no indication of future results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 21.75% (2Q/09) Lowest Quarterly Return: (20.89)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2011, RIMCo changed the Fund’s primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings).
Non-U.S.Fund | Non-U.S.Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.90%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,336
2002	rr_AnnualReturn2002	(15.15%)
2003	rr_AnnualReturn2003	38.79%
2004	rr_AnnualReturn2004	18.30%
2005	rr_AnnualReturn2005	13.69%
2006	rr_AnnualReturn2006	23.64%
2007	rr_AnnualReturn2007	10.12%
2008	rr_AnnualReturn2008	(42.41%)
2009	rr_AnnualReturn2009	26.49%
2010	rr_AnnualReturn2010	11.42%
2011	rr_AnnualReturn2011	(12.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	20.89%
1 Year	rr_AverageAnnualReturnYear01	(12.88%)
5 Years	rr_AverageAnnualReturnYear05	(4.88%)
10 Years	rr_AverageAnnualReturnYear10	4.31%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes) | Non-U.S.Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%
International Developed Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes) | Non-U.S.Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(4.76%)
10 Years	rr_AverageAnnualReturnYear10	4.64%

[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver. Until April 30, 2013, RIMCo has contractually agreed to waive 0.05% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.